Document and Entity Information	May 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2024
Entity Central Index Key	0001703647
Entity File Number	001-39062
Entity Registrant Name	Korro Bio, Inc.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-2324450
Entity Address Address Line	One Kendall Square
Entity Address, Address Line Two	Building 600-700
Entity Address, Address Line Three	Suite 6-401
Entity Address City Or Town	Cambridge
Entity Address Postal Zip Code	02139
Entity Address State Or Province	MA
City Area Code	(617)
Local Phone Number	468-1999
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	KRRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false